Summary of Significant Accounting Policies (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Standard Update and Change in Accounting Principle [Line Items]
Basis of Accounting	Basis of Accounting The financial statements of the Plan are prepared under the accrual method of accounting.
Investment Valuation and Income Recognition	Investment Valuation and Income Recognition
The Plan’s investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Purchases and sales of securities are recorded on a trade-date basis. Dividends are recorded on the ex-dividend date. Interest is recorded as earned. Net appreciation/depreciation in fair value of investments represents realized gains (losses) on investments sold and unrealized appreciation (depreciation) on investments held at year-end.

Notes Receivable from Participants	Notes Receivable from Participants Notes receivable from participants are stated at amortized cost, which represents the unpaid principal balance plus accrued interest.
Use of Estimates	Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Payment of Benefits	Payment of Benefits Benefits are recorded when paid.
Expenses	Expenses
Certain expenses of maintaining the Plan are paid by the Plan, unless otherwise paid by the Company. Expenses that are paid by the Company are excluded from these financial statements. Fees related to the administration of notes receivable from participants are charged directly to the participant's account and are included in administrative expenses. Investment related expenses are included in net appreciation (depreciation) of fair value of investments.